INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Intangible Assets
INTANGIBLE ASSETS

NOTE 6: INTANGIBLE ASSETS

The Company’s intangible assets are as follows:

	June 30, 2021	December 31, 2020

Customer relationships	$448,800	$448,800
Tradenames	49,799	49,799
Software	250,451	-
Less: accumulated amortization	(185,418)	(54,015)

Net	$563,632	$444,584

Amortization expense for the six months ended June 30, 2021 and 2020 was $25,404 and $16,620, respectively.

NOTE 6: INTANGIBLE ASSETS

The Company’s intangible assets are as follows:

	December 31, 2020	December 31, 2019

Customer relationships	$448,800	$448,800
Tradenames	49,799	49,799
Less: accumulated amortization	(54,015)	(20,775)

Net	$444,584	$477,824

Amortization expense for the years ended December 31, 2020 and 2019 was $33,240 and $20,775, respectively.